12. COMMITMENTS AND CONTINGENCIES (Details - Lease) - USD ($)	May 31, 2018	Mar. 31, 2018
Operating lease payments year 2019		$ 43,000
Operating lease payments year 2020		0
9635 Granite Ridge Drive [Member]
Operating lease payments year 2019		6,620
Operating lease payments year 2020		0
11585 Sorrenty Valley Road [Member]
Operating lease payments year 2019		36,380
Operating lease payments year 2020		$ 0
Subsequent Event [Member]
Operating lease payments year 2019	$ 130,923
Operating lease payments year 2020	98,902
Operating lease payments year 2021	98,622
Operating lease payments year 2022	102,074
Operating lease payments year 2023	43,670
Subsequent Event [Member] | 9635 Granite Ridge Drive [Member]
Operating lease payments year 2019	94,543
Operating lease payments year 2020	98,902
Operating lease payments year 2021	98,622
Operating lease payments year 2022	102,074
Operating lease payments year 2023	43,670
Subsequent Event [Member] | 11585 Sorrenty Valley Road [Member]
Operating lease payments year 2019	36,380
Operating lease payments year 2020	0
Operating lease payments year 2021	0
Operating lease payments year 2022	0
Operating lease payments year 2023	$ 0